Related Party Transactions (Narrative) (Details) - Banco Bradesco [Member] card in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) card	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Ownership percentage in joint venture	51.00%
Notes payout period	10 years
Triggered payments	$ 4.8	$ 5.5
Related party payable	33.2	42.9
Noncontrolling interest value	81.1
Total related party revenues	$ 236.8	281.4	$ 296.2
Number of card processed | card	64
Contract-Based Intangible Assets [Member]
Related Party Transaction [Line Items]
Unamortized contract intangible asset	$ 86.6
One-time Dividend Payment [Member]
Related Party Transaction [Line Items]
One time dividend payment	23.6	34.8
Unfavorable Currency Impact [Member]
Related Party Transaction [Line Items]
Total related party revenues	$ 95.9	$ 29.7